Global Atlantic Portfolios (the “Portfolios”)

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio (formerly Global

Atlantic BlackRock Global Allocation Managed Risk Portfolio)

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic PIMCO Tactical Allocation Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

(each a series of Forethought Variable Insurance Trust (the “Trust”))

Class II Shares

Supplement dated November 1, 2019 to the Prospectus dated May 1, 2019, as supplemented to date (the “Prospectus”), the Summary Prospectuses dated May 1, 2019, as supplemented to date (the “Summary Prospectuses”)

Effective November 4, 2019, The Bank of New York Mellon will serve as the Administrator, Fund Accountant and Custodian for the Portfolios and BNY Mellon Investment Servicing (US) Inc. (together with The Bank of New York Mellon, “BNYM”) will serve as the Transfer Agent for the Portfolios. Accordingly, all references in the Prospectus to Gemini Fund Services, LLC (“Gemini”) as the Administrator, Fund Accountant and Transfer Agent for the Portfolios and/or to MUFG Union Bank N.A. (“MUFG”) as the Custodian for the Portfolios will be replaced with BNYM, as of that date. In addition, please note following changes to the Prospectus and Summary Prospectuses as of November 4, 2019:

1.              New Telephone Number: The new telephone number for the Trust is 877-355-1820.

2.              New Mailing Address: The new mailing address for the Trust is

Forethought Variable Insurance Trust

10 West Market Street, Suite 2300

Indianapolis, IN 46204

3.              New Website: The new website for the Trust is http://connect.rightprospectus.com/globalatlanticportfolios.

4.              On the Back Cover of the Prospectus, the information relating to the Portfolios’ Administrator, Transfer Agent and Fund Accountant is deleted in its entirely and replaced with the following:

BNY Mellon/BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

5.              On the Back Cover of the Prospectus, the information relating to the Portfolios’ Custodian is deleted in its entirety and replaced with the following:

Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

This Supplement and the Prospectus, Summary Prospectuses and SAI provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 877-355-1820.

Please retain this Supplement for future reference.

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